Fair Value Measurement on a Recurring Basis - CANTOR EQUITY PARTNERS II, INC. (Tables) - CANTOR EQUITY PARTNERS II, INC.	3 Months Ended
Mar. 31, 2026
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets Measured on Recurring Basis
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025, and indicate the fair value hierarchy of the inputs that the Company utilized to determine such fair value.

	March 31, 2026
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$248,753,164	$—	$—	$248,753,164
Total	$248,753,164	$—	$—	$248,753,164
Liabilities:
Forward sale securities liability	$—	$—	$2,983,500	$2,983,500
Total	$—	$—	$2,983,500	$2,983,500

	December 31, 2025
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$246,617,353	$—	$—	$246,617,353
Total	$246,617,353	$—	$—	$246,617,353
Liabilities:
Forward sale securities liability	$—	$—	$4,608,560	$4,608,560
Total	$—	$—	$4,608,560	$4,608,560
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025, and indicates the fair value hierarchy of the inputs that the Company utilized to determine such fair value.

December 31, 2025
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$246,617,353	$—	$—	$246,617,353
Total	$246,617,353	$—	$—	$246,617,353
Liabilities:
Forward sale securities liability	$—	$—	$4,608,560	$4,608,560
Total	$—	$—	$4,608,560	$4,608,560

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the change in the fair value of the forward sale securities liability for the three months ended March 31, 2026:

Forward Sale Securities
Fair value as of December 31, 2025	$(4,608,560)
Change in valuation inputs or other assumptions(1)	1,625,060
Fair value as of March 31, 2026	$(2,983,500)
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(1)Changes in valuation inputs or other assumptions are recognized in Change in fair value of forward sale securities in the unaudited condensed consolidated statements of operations.
The following table presents the change in the fair value of the forward sale securities for the year ended December 31, 2025:

Forward Sale Securities
Fair value at inception	$—
Change in valuation inputs or other assumptions(1)	(4,608,560)
Fair value as of December 31, 2025	$(4,608,560)
__________________
(1)Changes in valuation inputs or other assumptions are recognized in Change in fair value of forward sale securities in the consolidated statements of operations.